Segment reporting (Tables)	12 Months Ended
Dec. 31, 2025
Segment reporting
Schedule of intersegment sales and transfers

12 months ended December 31,	2025			2024
USD’000	Semiconductors	ASIC	Total	Semiconductors	ASIC	Total
Revenues from external customers	14,651	3,601	18,252	10,981	—	10,981
Intersegment revenues		483	483		—	—
	14,651	4,084	18,735	10,981	—	10,981

Reconciliation of revenue
Elimination of intersegment revenue		(483)	(483)			—
Total consolidated revenue			18,252			10,981

Less:[1]
Cost of revenue	9,203	419	9,622	7,253	—	7,253
Segment gross profit	5,448	3,182	8,630	3,728	—	3,728

Less:[1]
Total operating expenses	17,737	5,022	22,759	12,845	—	12,845
Other segment items	1,269	(240)	1,029	(109)	—	(109)
Segment profit /(loss) before income taxes	(13,558)	(1,600)	(15,158)	(9,008)	—	(9,008)

Reconciliation of profit or loss (segment profit/(loss))
Other profit or loss[2]			(19,029)		—	(9,108)
Elimination of intersegment profits			(21)		—	—
Loss before income taxes			(34,208)		—	(18,116)

Other segment disclosures
Interest revenue	7	—	7	160	—	160
Interest expense	370	51	421	95	—	95
Depreciation and amortization	678	1,525	2,203	628	—	628
Profit / (loss) from intersegment sales	—	21	21	—	—	—
Income tax recovery / (expense)	—	(171)	(171)	(3,077)	—	(3,077)
Segment assets	17,171	30,721	47,892	13,564	—	13,564

12 months ended December 31,	2023
USD’000	Semiconductors	ASIC	Total
Revenues from external customers	30,058	—	30,058
Intersegment revenues	—	—	—
	30,058	—	30,058

Reconciliation of revenue
Elimination of intersegment revenue		—	—
Total consolidated revenue		—	30,058

Less:[1]
Cost of revenue	16,009	—	16,009
Segment gross profit	14,049	—	14,049

Less:[1]
Total operating expenses	12,300	—	12,300
Other segment items	(1,706)	—	(1,706)
Segment profit /(loss) before income taxes	3,455	—	3,455

Reconciliation of profit or loss (segment profit/(loss))
Other profit or loss[2]		—	(6,498)
Elimination of intersegment profits		—	—
Loss before income taxes		—	(3,043)

Other segment disclosures
Interest revenue	88	—	88
Interest expense	109	—	109
Depreciation and amortization	571	—	571
Profit / (loss) from intersegment sales	—	—	—
Income tax recovery / (expense)	(218)	—	(218)
Segment assets	23,736	—	23,736

(1)	The significant expense categories and amounts align with the segment-level information that is regularly provided to the chief operating decision maker. Intersegment expenses are included within the amounts shown.
(2)	Profit or loss from segments below the quantitative thresholds are attributable to two operating segments that include the sales and distribution of semiconductors. None of those segments has ever met any of the quantitative thresholds for determining reportable segments. It also includes the holding company SEALSQ Corp, that does not meet the definitions of a reportable segment.

Schedule of asset reconciliation

	As at December 31,
USD’000	2025	2024
Asset reconciliation
Total assets from reportable segments	47,892	13,564
Other assets (incl. goodwill)[1]	524,536	110,502
Elimination of intersegment receivables	(29,737)	(7,168)
Elimination of intersegment investments	(38,512)	(19,332)
Consolidated total assets	504,179	97,566

(1)	Assets from segments below the quantitative thresholds are attributable to two operating segments that include the sales and distribution of semiconductors. None of those segments has ever met any of the quantitative thresholds for determining reportable segments. Most of Other assets refers to SEALSQ Corp, as the holding is currently excluded from the reportable segments. Most of Other assets consists of cash.

Schedule of geographic information for net sales based on the billing address of the customer, and for property, plant and equipment.

Net sales by region	12 months ended December 31,
USD’000	2025	2024	2023
North America	10,487	7,500	16,531
Europe, Middle East & Africa	4,444	1,839	9,985
Asia Pacific	3,227	1,642	3,466
Latin America	94	—	76
Total net sales	18,252	10,981	30,058

Property, plant and equipment, net of depreciation, by region	As at December 31,	As at December 31,
USD’000	2025	2024
Europe, Middle East & Africa	3,770	3,201
Total Property, plant and equipment, net of depreciation	3,770	3,201